Provisions - Summary of Movement of Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Movement of provision
Opening Balance	$ 30,800	$ 30,800
Provided during the year	8,404
Reversed during the year	(3,704)
Utilized during the year	$ (35,500)
Closing Balance		$ 30,800